ADGNY Reorganization (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 29, 2015
Investments in and Advances to Affiliates [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				5.00%
Impact of exchange resulting from ADGNY reorganization		$ (732,016)
Gain attributable to distribution of nonmonetary assets to noncontrolling interest		157,870	$ 0
American DG New York, LLC
Investments in and Advances to Affiliates [Line Items]
Payment to acquire additional noncontrolling interest	$ 100,000
Shares issued to acquire additional noncontrolling interest (shares)	100,000
Noncontrolling Interest, Ownership Percentage by Parent	51.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.00%
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Legal Interest	51.00%
Gain attributable to distribution of nonmonetary assets to noncontrolling interest		157,870
Additional Paid-in Capital
Investments in and Advances to Affiliates [Line Items]
Impact of exchange resulting from ADGNY reorganization		$ (732,116)